Submission	Aug. 08, 2026
Submission [Line Items]
Central Index Key	0001622229
Registrant Name	Cogent Biosciences, Inc.
Registration File Number	333-291384
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES